Loans and borrowings - Summary of Terms and Conditions of Outstanding Loans and Borrowings (Details) $ in Millions	Jun. 30, 2025 USD ($)
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Carrying amount	$ 1,913
Convertible notes (including embedded derivative)
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Carrying amount	$ 1,479
Convertible notes (including embedded derivative) | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	0.00%
SGD bank loan due 2025-2030
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Carrying amount	$ 167
SGD bank loan due 2025-2030 | Bottom of range | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	1.50%
SGD bank loan due 2025-2030 | Top of range | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	2.10%
MYR bank loan due 2025-2028 | Bottom of range | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	2.10%
MYR bank loan due 2025-2028 | Top of range | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	3.60%
MYR COF bank loan due 2025-2028
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Carrying amount	$ 14
MYR COF bank loan due 2025-2028 | Bottom of range | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	(2.00%)
MYR COF bank loan due 2025-2028 | Top of range | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	1.30%
IDR bank loan due 2025-2028
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Carrying amount	$ 27
IDR bank loan due 2025-2028 | Bottom of range | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	3.00%
IDR bank loan due 2025-2028 | Top of range | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	9.50%
THB COF bank loan due 2025-2025
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Carrying amount	$ 45
THB COF bank loan due 2025-2025 | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	7.00%
Lease liabilities
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Carrying amount	$ 181
Lease liabilities | Bottom of range | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	4.10%
Lease liabilities | Top of range | Nominal interest rate
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Nominal interest rate	12.50%